                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Effective November 18, 2002, the AST William Blair International Growth sub-account will be available as a Sub-account.

         Investment Objective/Policy:
         AST William Blair International  Growth (f/k/a AST Janus Overseas Growth):  seeks long-term growth of capital.  The
         Portfolio pursues its objective  primarily through  investments in equity securities of issuers located outside the
         United  States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five  different  countries,  excluding  the United  States.  The  Portfolio  invests  primarily  in companies selected for their growth  potential.  Securities are generally  selected without regard to any defined  allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     28       85      145      307      30      93       158     331      33       101     171      358      36      109      184     381
AST Goldman Sachs Mid-Cap Growth           29       88      150      317      31      96       163     341      34       104     176      367      37      112      189     390
AST Goldman Sachs Concentrated Growth      26       81      138      293      29      89       151     318      32       97      164      344      34      104      177     369
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected        Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     113     170      215     307      115      178      228     331      118      186     241     358      121      194      254     381
AST Goldman Sachs Mid-Cap Growth           114     173      220     317      116      181      233     341      119      189     246     367      122      197      259     390
AST Goldman Sachs Concentrated Growth      111     166      208     293      114      174      221     318      117      182     234     344      119      189      247     369
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

ASXT-FOUR - SUPP (11/11/02)                                                                                                ASXT4

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Effective November 18, 2002, the AST William Blair International Growth sub-account will be available as a Sub-account.

         Investment Objective/Policy:
         AST William Blair International  Growth (f/k/a AST Janus Overseas Growth):  seeks long-term growth of capital.  The
         Portfolio pursues its objective  primarily through  investments in equity securities of issuers located outside the
         United  States.  The Portfolio  normally  invests at least 80% of its total assets in securities of issuers from at least five  different  countries,  excluding  the United  States.  The  Portfolio  invests  primarily  in companies selected for their growth  potential.  Securities are generally  selected without regard to any defined  allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     27       84      143      304      30      92       157     330      30       92      157      330      31      94       161     341
AST Goldman Sachs Mid-Cap Growth           29       88      149      315      31      95       162     340      31       95      162      340      32      97       166     350
AST Goldman Sachs Concentrated Growth      26       80      137      291      29      88       150     317      29       88      150      317      29      90       153     326
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     33      100      170      355      33      102      173     365
AST Goldman Sachs Mid-Cap Growth           34      103      175      365      34      105      178     374
AST Goldman Sachs Concentrated Growth      31       96      163      341      32      98       167     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     112     169      213     304      115      177      227     330      115      177     227     330      116      179      231     341
AST Goldman Sachs Mid-Cap Growth           114     173      219     315      116      180      232     340      116      180     232     340      117      182      236     350
AST Goldman Sachs Concentrated Growth      111     165      207     291      114      173      220     317      114      173     220     317      114      175      223     326
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     118     185      240      355     118      187      243     365
AST Goldman Sachs Mid-Cap Growth           119     188      245      365     119      190      248     374
AST Goldman Sachs Concentrated Growth      116     181      233      341     117      183      237     352
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

FUSI XT-FOUR - SUPP (11/11/02)                                                                                               FSXT4